Derivatives - Summary of Derivative Currency Swap Forward Contract List (Details) - 12 months ended Dec. 31, 2021 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Sep. 27, 2021	Sep. 27, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 59,049
Contract Amount Receive | $		$ 50,050
Contract exchange rate	1,179.80	1,179.80
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 13, 2021	Dec. 13, 2021
Maturity date	Jan. 04, 2022	Jan. 04, 2022
Contract Amount Pay | ₩	₩ 17,354
Contract Amount Receive | $		$ 14,720
Contract exchange rate	1,178.95	1,178.95
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 24, 2021	Dec. 24, 2021
Maturity date	Jan. 11, 2022	Jan. 11, 2022
Contract Amount Pay | ₩	₩ 1,185
Contract Amount Receive | $		$ 1,000
Contract exchange rate	1,185.35	1,185.35
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 06, 2022	Jan. 06, 2022
Contract Amount Pay | ₩	₩ 11,840
Contract Amount Receive | $		$ 10,004
Contract exchange rate	1,183.53	1,183.53
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 14, 2022	Jan. 14, 2022
Contract Amount Pay | ₩	₩ 11,869
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,186.92	1,186.92
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 27, 2021	Dec. 27, 2021
Maturity date	Jan. 17, 2022	Jan. 17, 2022
Contract Amount Pay | ₩	₩ 11,862
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,186.20	1,186.20
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 24, 2021	Dec. 24, 2021
Maturity date	Jan. 13, 2022	Jan. 13, 2022
Contract Amount Pay | ₩	₩ 11,865
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,186.50	1,186.50
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 10, 2021	Dec. 10, 2021
Maturity date	Jan. 03, 2022	Jan. 03, 2022
Contract Amount Pay | ₩	₩ 11,746
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,174.60	1,174.60
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 18, 2022	Jan. 18, 2022
Contract Amount Pay | ₩	₩ 11,880
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,188.00	1,188.00
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 12, 2022	Jan. 12, 2022
Contract Amount Pay | ₩	₩ 5,921
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,184.10	1,184.10
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 24, 2021	Dec. 24, 2021
Maturity date	Jan. 13, 2022	Jan. 13, 2022
Contract Amount Pay | ₩	₩ 11,796
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,179.62	1,179.62
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 16, 2021	Dec. 16, 2021
Maturity date	Jan. 13, 2022	Jan. 13, 2022
Contract Amount Pay | ₩	₩ 8,985
Contract Amount Receive | $		$ 7,590
Contract exchange rate	1,183.90	1,183.90
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 20, 2022	Jan. 20, 2022
Contract Amount Pay | ₩	₩ 11,870
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,187.00	1,187.00
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 04, 2022	Jan. 04, 2022
Contract Amount Pay | ₩	₩ 14,243
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,186.88	1,186.88
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 04, 2022	Jan. 04, 2022
Contract Amount Pay | ₩	₩ 6,532
Contract Amount Receive | $		$ 5,500
Contract exchange rate	1,187.68	1,187.68
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 16,601
Contract Amount Receive | $		$ 14,000
Contract exchange rate	1,185.77	1,185.77
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 16,601
Contract Amount Receive | $		$ 14,000
Contract exchange rate	1,185.82	1,185.82
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 10, 2022	Jan. 10, 2022
Contract Amount Pay | ₩	₩ 11,871
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,187.10	1,187.10
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Jan. 12, 2022	Jan. 12, 2022
Contract Amount Pay | ₩	₩ 10,690
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,187.80	1,187.80
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 03, 2022	Jan. 03, 2022
Contract Amount Pay | ₩	₩ 5,932
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,186.40	1,186.40
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 03, 2022	Jan. 03, 2022
Contract Amount Pay | ₩	₩ 4,744
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,186.00	1,186.00
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 20, 2022	Jan. 20, 2022
Contract Amount Pay | ₩	₩ 5,936
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,187.14	1,187.14
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 21, 2022	Jan. 21, 2022
Contract Amount Pay | ₩	₩ 17,771
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,184.70	1,184.70
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 25, 2022	Jan. 25, 2022
Contract Amount Pay | ₩	₩ 5,925
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,184.90	1,184.90
Derivative Counterparty	HSBC	HSBC
Contract date	Oct. 19, 2020	Oct. 19, 2020
Maturity date	Oct. 29, 2024	Oct. 29, 2024
Contract Amount Pay | ₩	₩ 140,913
Contract Amount Receive | $		$ 125,000
Contract exchange rate	1,127.30	1,127.30
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 30, 2021	Nov. 30, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 5,939
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,187.70	1,187.70
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 30, 2021	Nov. 30, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 5,934
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,186.70	1,186.70
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 30, 2021	Nov. 30, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 5,929
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,185.70	1,185.70
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 01, 2021	Dec. 01, 2021
Maturity date	Jan. 07, 2022	Jan. 07, 2022
Contract Amount Pay | ₩	₩ 11,856
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,185.55	1,185.55
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 28, 2022	Jan. 28, 2022
Contract Amount Pay | ₩	₩ 11,885
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,188.50	1,188.50
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Jan. 28, 2022	Jan. 28, 2022
Contract Amount Pay | ₩	₩ 11,876
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,187.55	1,187.55
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 30, 2021	Dec. 30, 2021
Maturity date	Jan. 28, 2022	Jan. 28, 2022
Contract Amount Pay | ₩	₩ 11,852
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,185.20	1,185.20
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 23, 2021	Dec. 23, 2021
Maturity date	Feb. 18, 2022	Feb. 18, 2022
Contract Amount Pay | ₩	₩ 8,316
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,188.00	1,188.00
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Feb. 18, 2022	Feb. 18, 2022
Contract Amount Pay | ₩	₩ 11,880
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,188.00	1,188.00
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 24, 2021	Dec. 24, 2021
Maturity date	Feb. 25, 2022	Feb. 25, 2022
Contract Amount Pay | ₩	₩ 5,938
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,187.50	1,187.50
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 24, 2021	Dec. 24, 2021
Maturity date	Feb. 25, 2022	Feb. 25, 2022
Contract Amount Pay | ₩	₩ 5,935
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,186.99	1,186.99
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 29, 2021	Dec. 29, 2021
Maturity date	Feb. 25, 2022	Feb. 25, 2022
Contract Amount Pay | ₩	₩ 11,885
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,188.50	1,188.50
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 17, 2021	Dec. 17, 2021
Maturity date	Mar. 18, 2022	Mar. 18, 2022
Contract Amount Pay | ₩	₩ 259
Contract Amount Receive | $		$ 219
Contract exchange rate	1,183.74	1,183.74